Financial instruments - Summary of the contractual maturities of financial liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 28,471	$ 41,065
Facility loan / Term loan, including interest	80,141	57,667
Convertible unsecured senior notes including interest		29,081
Lease Liabilities	1,108	2,196
Financial liabilities	109,720	130,009
Accounts payable and accrued liabilities carrying amount	28,471	41,065
Lease liabilitites	994	1,922	$ 2,518
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities carrying amount	28,471	41,065
Term loan, including interest, Carrying amount	57,974	37,894
Convertible unsecured senior notes including interest carrying amount		26,895
Lease liabilitites	994	1,922
Financial liabilities	87,439	107,776
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	28,471	41,065
Facility loan / Term loan, including interest	17,416	5,649
Convertible unsecured senior notes including interest		29,081
Lease Liabilities	487	595
Financial liabilities	46,374	76,390
From 1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Facility loan / Term loan, including interest	50,348	28,421
Convertible unsecured senior notes including interest		0
Lease Liabilities	516	1,145
Financial liabilities	50,864	29,566
More than 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Facility loan / Term loan, including interest	12,377	23,597
Convertible unsecured senior notes including interest		0
Lease Liabilities	105	456
Financial liabilities	$ 12,482	$ 24,053